LOANS AND BORROWINGS - Carrying Value, Terms and Conditions, and Debt Maturity Schedule (Details)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 16, 2019 CAD ($)	Sep. 12, 2019 CAD ($)	May 31, 2019 CAD ($)	Apr. 03, 2019 CAD ($)	Dec. 31, 2018 CAD ($)		Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 10,152,000,000						$ 7,537,000,000
Less current portion	(74,000,000)						(480,000,000)
Total non-current	10,078,000,000						7,057,000,000	[1]
Senior unsecured credit facilities | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 3,020,000,000
Nominal interest rate	325.00%	325.00%
Carrying value	$ 2,097,000,000						1,305,000,000
Senior unsecured notes – series A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 73,000,000					$ 800,000,000
Nominal interest rate	557.00%	557.00%
Carrying value	$ 74,000,000						76,000,000
Senior unsecured notes – series C | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 200,000,000
Nominal interest rate	558.00%	558.00%
Carrying value	$ 199,000,000						199,000,000
Senior unsecured notes – series D | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 0
Nominal interest rate	591.00%	591.00%
Carrying value	$ 0						267,000,000
Senior unsecured medium-term notes series 1 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 250,000,000
Nominal interest rate	489.00%	489.00%
Carrying value	$ 250,000,000						250,000,000
Senior unsecured medium-term notes series 2 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	377.00%	377.00%
Carrying value	$ 449,000,000						449,000,000
Senior unsecured medium-term notes series 3 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	475.00%	475.00%
Carrying value	$ 446,000,000						446,000,000
Senior unsecured medium-term notes series 4 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	481.00%	481.00%
Carrying value	$ 596,000,000						596,000,000
Senior unsecured medium-term notes series 5 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	354.00%	354.00%
Carrying value	$ 449,000,000						448,000,000
Senior unsecured medium-term notes series 6 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	424.00%	424.00%
Carrying value	$ 498,000,000						498,000,000
Senior unsecured medium-term notes series 7 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	371.00%	371.00%
Carrying value	$ 498,000,000						498,000,000
Senior unsecured medium-term notes series 8 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000
Nominal interest rate	299.00%	299.00%
Carrying value	$ 646,000,000						646,000,000
Senior unsecured medium-term notes series 9 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 550,000,000
Nominal interest rate	474.00%	474.00%
Carrying value	$ 542,000,000						541,000,000
Senior unsecured medium-term notes series 10 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 400,000,000
Nominal interest rate	402.00%	402.00%
Carrying value	$ 398,000,000						398,000,000
Senior unsecured medium-term notes series 11 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 300,000,000
Nominal interest rate	475.00%	475.00%
Carrying value	$ 298,000,000						298,000,000
Senior unsecured medium-term notes series 12 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 400,000,000					$ 400,000,000
Nominal interest rate	362.00%	362.00%				3.62%
Carrying value	$ 398,000,000						0
Senior unsecured medium-term notes series 13 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 700,000,000			$ 300,000,000		$ 400,000,000
Nominal interest rate	454.00%	454.00%		4.54%		4.54%
Carrying value	$ 714,000,000						0
Senior unsecured medium-term notes series 14 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000			$ 600,000,000
Nominal interest rate	256.00%	256.00%		2.56%
Carrying value	$ 598,000,000						0
Senior unsecured medium-term notes series 15 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000			$ 600,000,000
Nominal interest rate	331.00%	331.00%		3.31%
Carrying value	$ 597,000,000						0
Senior unsecured medium-term notes 3A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 50,059,966
Nominal interest rate	505.00%	505.00%
Carrying value	$ 52,000,000						50,000,000
Senior unsecured medium-term notes 4A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 0
Nominal interest rate	306.00%	306.00%
Carrying value	$ 0						205,000,000
Senior unsecured medium-term notes 5A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 350,000,000
Nominal interest rate	343.00%	343.00%
Carrying value	$ 353,000,000						353,000,000
Finance lease liabilities and other
Disclosure of detailed information about borrowings [line items]
Carrying value	0						$ 14,000,000
Revolving unsecured credit facility | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	2,500,000,000.0
Carrying value		$ 454,000,000							$ 0
Term Loan
Disclosure of detailed information about borrowings [line items]
Authorized					$ 2,500,000,000.0
Term Loan | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	500,000,000		$ 500,000,000
Operating facility | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 20,000,000

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.